Fair Value Measurements - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		$ 173,889	$ 168,926
FVTPL Securities		19,929	19,064
FVOCI Securities	[1]	105,938	93,702
Derivative Assets
Derivative Assets		49,726	47,253
Derivative Liabilities
Derivative Liabilities		57,727	58,303
Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		173,889	168,926
FVTPL Securities		19,929	19,064
FVOCI Securities		105,938	93,702
Loans		13,512	12,655
Other Assets	[2]	14,608	12,953
Fair value liabilities		138,677	110,002
Deposits	[3],[4]	51,934	54,108
Securities sold but not yet purchased		53,422	35,030	[5]
Other liabilities	[4],[6]	33,321	20,864
Derivative Assets
Derivative Assets		49,726	47,253
Derivative Liabilities
Derivative Liabilities		57,727	58,303
Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		9,488	10,036
FVTPL Securities		956	403
FVOCI Securities		44,610	34,177
Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,359	7,585
FVTPL Securities		1,588	1,578
FVOCI Securities		5,853	5,996
Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		28,042	24,248
FVTPL Securities		1,482	1,527
FVOCI Securities		17,566	16,965
Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,096	565
FVOCI Securities		5,366	5,068
Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		5,021	3,849
FVTPL Securities			25
FVOCI Securities		4,643	5,656
Measured at fair value [member] | NHA MBS, and U.S. agency MBS and CMO
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		55,955	40,995
FVTPL Securities		22	21
FVOCI Securities		23,244	21,293
Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		10,986	10,172
FVTPL Securities		8,918	8,780
FVOCI Securities		4,467	4,370
Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,622	5,493
Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		51,320	65,983
FVTPL Securities		6,963	6,730
FVOCI Securities		189	177
Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		94	163
Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		13,418	12,492
Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		9,217	9,887
Derivative Liabilities
Derivative Liabilities		10,460	10,843
Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		29,547	21,272
Derivative Liabilities
Derivative Liabilities		29,150	19,955
Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,754	1,827
Derivative Liabilities
Derivative Liabilities		1,804	1,821
Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		9,206	14,257
Derivative Liabilities
Derivative Liabilities		16,313	25,673
Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		2	10
Derivative Liabilities
Derivative Liabilities			11
Level 1 [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		56,511	69,611
FVTPL Securities		920	1,087
FVOCI Securities		359	3,237
Other Assets	[2]	13,173	11,236
Fair value liabilities		17,372	12,385
Securities sold but not yet purchased	[5]	15,518	10,631
Other liabilities	[4],[6]	1,854	1,754
Derivative Assets
Derivative Assets		673	748
Derivative Liabilities
Derivative Liabilities		255	203
Level 1 [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		362	1,272
FVTPL Securities		0	166
FVOCI Securities		0	3,212
Level 1 [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		0
FVOCI Securities		0
Level 1 [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		5,311	2,688
FVTPL Securities		0
FVOCI Securities		359	25
Level 1 [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVOCI Securities		0
Level 1 [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		54	92
FVTPL Securities		0
FVOCI Securities		0
Level 1 [member] | Measured at fair value [member] | NHA MBS, and U.S. agency MBS and CMO
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		0
FVOCI Securities		0
Level 1 [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		0
FVOCI Securities		0
Level 1 [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
Level 1 [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		50,784	65,559
FVTPL Securities		920	921
FVOCI Securities		0
Level 1 [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		0
Level 1 [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		0
Level 1 [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		50	36
Derivative Liabilities
Derivative Liabilities		37	32
Level 1 [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		21	4
Derivative Liabilities
Derivative Liabilities		0
Level 1 [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		273	169
Derivative Liabilities
Derivative Liabilities		116	96
Level 1 [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		329	539
Derivative Liabilities
Derivative Liabilities		102	75
Level 1 [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		0
Derivative Liabilities
Derivative Liabilities		0
Level 2 [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		117,373	99,311
FVTPL Securities		13,716	13,043
FVOCI Securities		105,390	90,288
Loans		13,130	12,353
Other Assets	[2]	0
Fair value liabilities		121,305	97,617
Deposits	[3],[4]	51,934	54,108
Securities sold but not yet purchased	[5]	37,904	24,399
Other liabilities	[4],[6]	31,467	19,110
Derivative Assets
Derivative Assets		49,029	46,493
Derivative Liabilities
Derivative Liabilities		57,471	58,093
Level 2 [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		9,126	8,764
FVTPL Securities		956	237
FVOCI Securities		44,610	30,965
Level 2 [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,359	7,585
FVTPL Securities		1,588	1,578
FVOCI Securities		5,853	5,996
Level 2 [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		22,731	21,560
FVTPL Securities		1,482	1,527
FVOCI Securities		17,207	16,940
Level 2 [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,096	565
FVOCI Securities		5,366	5,068
Level 2 [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,967	3,757
FVTPL Securities		0	25
FVOCI Securities		4,643	5,656
Level 2 [member] | Measured at fair value [member] | NHA MBS, and U.S. agency MBS and CMO
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		55,950	40,995
FVTPL Securities		22	21
FVOCI Securities		23,244	21,293
Level 2 [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		10,986	10,172
FVTPL Securities		8,882	8,745
FVOCI Securities		4,467	4,370
Level 2 [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,622	5,493
Level 2 [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		536	420
FVTPL Securities		786	910
FVOCI Securities		0
Level 2 [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		94	163
Level 2 [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		13,036	12,190
Level 2 [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		9,167	9,851
Derivative Liabilities
Derivative Liabilities		10,423	10,811
Level 2 [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		29,526	21,258
Derivative Liabilities
Derivative Liabilities		29,150	19,955
Level 2 [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,472	1,656
Derivative Liabilities
Derivative Liabilities		1,688	1,721
Level 2 [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		8,863	13,718
Derivative Liabilities
Derivative Liabilities		16,210	25,596
Level 2 [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		1	10
Derivative Liabilities
Derivative Liabilities		0	10
Level 3 [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		5	4
FVTPL Securities		5,293	4,934
FVOCI Securities		189	177
Loans		382	302
Other Assets	[2]	1,435	1,717
Fair value liabilities		0
Securities sold but not yet purchased	[5]	0
Other liabilities	[4],[6]	0
Derivative Assets
Derivative Assets		24	12
Derivative Liabilities
Derivative Liabilities		1	7
Level 3 [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		0
FVOCI Securities		0
Level 3 [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		0
FVOCI Securities		0
Level 3 [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		0
FVOCI Securities		0
Level 3 [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVOCI Securities		0
Level 3 [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		0
FVOCI Securities		0
Level 3 [member] | Measured at fair value [member] | NHA MBS, and U.S. agency MBS and CMO
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		5
FVTPL Securities		0
FVOCI Securities		0
Level 3 [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		36	35
FVOCI Securities		0
Level 3 [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
Level 3 [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0	4
FVTPL Securities		5,257	4,899
FVOCI Securities		189	177
Level 3 [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		0
Level 3 [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		382	302
Level 3 [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		0
Derivative Liabilities
Derivative Liabilities		0
Level 3 [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		0	10
Derivative Liabilities
Derivative Liabilities		0
Level 3 [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		9	2
Derivative Liabilities
Derivative Liabilities		0	4
Level 3 [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		14
Derivative Liabilities
Derivative Liabilities		1	2
Level 3 [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		1
Derivative Liabilities
Derivative Liabilities		$ 0	$ 1

[1]	Amounts are net of ACL of $5 million ($4 million as at October 31, 2024).
[2]	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
[3]	Deposits include structured note liabilities, money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
[4]	Interest expense for liabilities carried at fair value is $1,060 million and $1,780 million for the three and six months ended April 30, 2025, respectively ($806 million and $1,335 million for the three and six months ended April 30, 2024). Interest expense for liabilities carried at amortized cost is $9,497 million and $20,002 million for the three and six months ended April 30, 2025, respectively ($10,843 million and $21,447 million for the three and six months ended April 30, 2024).
[5]	Interest expense for liabilities carried at fair value is $0 million and $0 million for the three and six months ended April 30, 2025, respectively ($806 million and $1,335 million for the three and six months ended April 30, 2024). Interest expense for liabilities carried at amortized cost is $0 million and $0 million for the three and six months ended April 30, 2025, respectively ($10,843 million and $21,447 million for the three and six months ended April 30, 2024).
[6]	Other liabilities include certain investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.